Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Feb. 15, 2011	Jun. 30, 2010
Document and Entity Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	SWX
Entity Registrant Name	SOUTHWEST GAS CORP
Entity Central Index Key	0000092416
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		45,784,435
Entity Well-known Seasoned Issuer	Yes
Entity Public Float			$ 1,340,088,830
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Utility plant:
Gas plant	$ 4,569,105	$ 4,418,286
Less: accumulated depreciation	(1,535,429)	(1,431,106)
Acquisition adjustments, net	1,271	1,451
Construction work in progress	37,489	45,872
Net utility plant (Note 2)	3,072,436	3,034,503
Other property and investments	134,648	115,860
Restricted cash	37,781	49,769
Current assets:
Cash and cash equivalents	116,096	65,315
Accounts receivable, net of allowances (Note 3)	147,605	157,722
Accrued utility revenue	64,400	71,700
Income taxes receivable, net	21,514	8,549
Deferred income taxes (Note 12)	8,046	22,410
Deferred purchased gas costs (Note 4)	356	3,251
Prepaids and other current assets (Note 4)	87,877	88,685
Total current assets	445,894	417,632
Deferred charges and other assets (Notes 4 and 13)	293,434	288,528
Total assets	3,984,193	3,906,292
Capitalization:
Common stock, $1 par (authorized - 60,000,000 shares; issued and outstanding - 45,599,036 and 45,091,734 shares) (Note 11)	47,229	46,722
Additional paid-in capital	807,885	792,339
Accumulated other comprehensive income (loss), net (Note 5)	(30,784)	(22,250)
Retained earnings	343,131	285,316
Total Southwest Gas Corporation equity	1,167,461	1,102,127
Noncontrolling interest	(465)	(41)
Total equity	1,166,996	1,102,086
Subordinated debentures due to Southwest Gas Capital II (Note 6)		100,000
Long-term debt, less current maturities (Note 7)	1,124,681	1,169,357
Total capitalization	2,291,677	2,371,443
Commitments and contingencies (Note 9)
Current liabilities:
Current maturities of long-term debt (Note 7)	75,080	1,327
Accounts payable	165,536	158,856
Customer deposits	86,891	91,668
Accrued general taxes	40,438	40,868
Accrued interest	20,162	19,644
Deferred purchased gas costs (Note 4)	123,344	93,226
Other current liabilities (Notes 4 and 13)	85,510	68,641
Total current liabilities	596,961	474,230
Deferred income taxes and other credits:
Deferred income taxes and investment tax credits (Note 12)	466,628	436,113
Taxes payable	1,234	3,079
Accumulated removal costs (Note 4)	211,000	189,000
Other deferred credits (Notes 4 and 10)	416,693	432,427
Total deferred income taxes and other credits	1,095,555	1,060,619
Total capitalization and liabilities	$ 3,984,193	$ 3,906,292

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED BALANCE SHEETS
Common stock, par	$ 1	$ 1
Common stock, authorized	60,000,000	60,000,000
Common stock, issued	45,599,036	45,091,734
Common stock, outstanding	45,599,036	45,091,734

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating revenues:
Gas operating revenues	$ 1,511,907	$ 1,614,843	$ 1,791,395
Construction revenues	318,464	278,981	353,348
Total operating revenues	1,830,371	1,893,824	2,144,743
Operating expenses:
Net cost of gas sold	736,175	866,630	1,055,977
Operations and maintenance	354,943	348,942	338,660
Depreciation and amortization	190,463	190,082	193,719
Taxes other than income taxes	38,869	37,318	36,780
Construction expenses	277,804	242,461	311,745
Total operating expenses	1,598,254	1,685,433	1,936,881
Operating income	232,117	208,391	207,862
Other income and (expenses):
Net interest deductions (Notes 7 and 8)	(75,677)	(75,270)	(84,919)
Net interest deductions on subordinated debentures (Note 6)	(1,912)	(7,731)	(7,729)
Other income (deductions)	3,850	6,645	(13,406)
Total other income and (expenses)	(73,739)	(76,356)	(106,054)
Income before income taxes	158,378	132,035	101,808
Income tax expense (Note 12)	54,925	44,917	40,835
Net income	103,453	87,118	60,973
Net income (loss) attributable to noncontrolling interest	(424)	(364)
Net income attributable to Southwest Gas Corporation	$ 103,877	$ 87,482	$ 60,973
Basic earnings per share (Note 15)	$ 2.29	$ 1.95	$ 1.4
Diluted earnings per share (Note 15)	$ 2.27	$ 1.94	$ 1.39
Average number of common shares outstanding	45,405	44,752	43,476
Average shares outstanding (assuming dilution)	45,823	45,062	43,775

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CASH FLOW FROM OPERATING ACTIVITIES:
Net Income	$ 103,453	$ 87,118	$ 60,973
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	190,463	190,082	193,719
Deferred income taxes	50,111	42,798	36,135
Changes in current assets and liabilities:
Accounts receivable, net of allowances	10,117	11,107	34,831
Accrued utility revenue	7,300	900	2,300
Deferred purchased gas costs	33,013	56,902	20,931
Accounts payable	6,680	(32,578)	(29,297)
Accrued taxes	(15,240)	22,497	(21,837)
Other current assets and liabilities	12,895	32,733	(3,636)
Gains on sale	(1,547)	(3,291)	(2,068)
Changes in undistributed stock compensation	4,429	3,942	3,825
AFUDC and property-related changes	(945)	(1,221)	(561)
Changes in other assets and deferred charges	(12,262)	(15,553)	(5)
Changes in other liabilities and deferred credits	(17,474)	10,366	4,438
Net cash provided by operating activities	370,993	405,802	299,748
CASH FLOW FROM INVESTING ACTIVITIES:
Construction expenditures and property additions	(215,439)	(216,985)	(300,217)
Restricted cash	11,988	(49,769)
Changes in customer advances	(830)	(2,476)	4,044
Receipt of exchange fund deposit			28,000
Miscellaneous inflows	4,075	7,933	17,656
Miscellaneous outflows	(2,800)	(3,620)	(2,693)
Net cash used in investing activities	(203,006)	(264,917)	(253,210)
CASH FLOW FROM FINANCING ACTIVITIES:
Issuance of common stock, net	11,098	18,401	35,391
Dividends paid	(44,846)	(41,950)	(38,705)
Interest rate swap settlement	(11,691)
Issuance of long-term debt, net	123,960	49,834	103,875
Retirement of long-term debt	(3,327)	(15,654)	(198,691)
Redemption of subordinated debentures	(100,000)
Change in long-term portion of credit facility	(92,400)	(57,600)
Change in short-term debt		(55,000)	46,000
Net cash used in financing activities	(117,206)	(101,969)	(52,130)
Change in cash and cash equivalents	50,781	38,916	(5,592)
Cash and cash equivalents at beginning of period	65,315	26,399	31,991
Cash and cash equivalents at end of period	116,096	65,315	26,399
Supplemental information:
Interest paid, net of amounts capitalized	87,000	80,771	91,211
Income taxes paid (received)	$ 19,200	$ (21,616)	$ 22,472

CONSOLIDATED STATEMENTS OF EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data	Common Stock		Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Non-controlling Interest	Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2007	$ 44,436		$ 732,319	$ (12,850)	$ 219,768			$ 983,673
Balance, shares at Dec. 31, 2007	42,806,000
Common stock issuances	1,386		38,144					39,530
Common stock issuances, shares	1,386,000
Net income (loss)					60,973		60,973	60,973
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax				(6,576)			(6,576)	(6,576)
Dividends declared Common share					(39,759)			(39,759)
Comprehensive Income							54,397
Balance at Dec. 31, 2008	45,822		770,463	(19,426)	240,982			1,037,841
Balance, shares at Dec. 31, 2008	44,192,000
Common stock issuances	900		21,876					22,776
Common stock issuances, shares	900,000
Net income (loss)					87,482	(364)	87,118	87,118
Noncontrolling interest capital investment						323		323
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax				(2,824)			(2,824)	(2,824)
Dividends declared Common share					(43,148)			(43,148)
Comprehensive Income							84,294
Comprehensive income (loss) attributable to noncontrolling interest							(364)
Comprehensive income attributable to Southwest Gas Corporation							84,658
Balance at Dec. 31, 2009	46,722		792,339	(22,250)	285,316	(41)		1,102,086
Balance, shares at Dec. 31, 2009	45,092,000							45,091,734
Common stock issuances	507		15,546					16,053
Common stock issuances, shares	507,000
Net income (loss)					103,877	(424)	103,453	103,453
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, net of tax				2,842			2,842	2,842
FSIRS realized and unrealized loss, net of tax (Notes 5 and 13)				(11,436)			(11,436)	(11,436)
Amounts reclassified to net income, net of tax (Note 13)				60			60	60
Dividends declared Common share					(46,062)			(46,062)
Comprehensive Income							94,919
Comprehensive income (loss) attributable to noncontrolling interest							(424)
Comprehensive income attributable to Southwest Gas Corporation							95,343
Balance at Dec. 31, 2010	$ 47,229		$ 807,885	$ (30,784)	$ 343,131	$ (465)		$ 1,166,996
Balance, shares at Dec. 31, 2010	45,599,000	[1]						45,599,036

[1]	*At December 31, 2010, 2.3 million common shares were registered and available for issuance under provisions of the Company's various stock issuance plans. In addition, approximately 369,000 common shares are registered for issuance upon the exercise of options granted under the Stock Incentive Plan (see Note 11).

CONSOLIDATED STATEMENTS OF EQUITY AND COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CONSOLIDATED STATEMENTS OF EQUITY AND COMPREHENSIVE INCOME
Net actuarial gain (loss) arising during the period, less amortization of unamortized benefit plan cost, tax	$ 1,700,000	$ 1,700,000	$ 4,000,000
FSIRS realized and unrealized loss, tax	7,000,000
Amounts reclassified to net income, tax	$ 37,000
Dividends declared Common, per share	$ 1	$ 0.95	$ 0.9

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 1 - Summary of Significant Accounting Policies

Nature of Operations.    Southwest Gas Corporation and its subsidiaries (the "Company") consist of two segments: natural gas operations ("Southwest" or the "natural gas operations" segment) and construction services. Southwest is engaged in the business of purchasing, distributing, and transporting natural gas to customers in portions of Arizona, Nevada, and California. The public utility rates, practices, facilities, and service territories of Southwest are subject to regulatory oversight. Natural gas purchases and the timing of related recoveries can materially impact liquidity. NPL Construction Co. ("NPL" or the "construction services" segment), a wholly owned subsidiary, is a full-service underground piping contractor that provides utility companies with trenching and installation, replacement, and maintenance services for energy distribution systems. In November 2009, NPL entered into a venture to market natural gas engine-driven heating, ventilating, and air conditioning ("HVAC") technology and products. NPL has a 65 percent interest in the entity (IntelliChoice Energy, "ICE") and consolidates ICE as a majority-owned subsidiary.

Basis of Presentation.    The Company follows generally accepted accounting principles in the United States ("U.S. GAAP") in accounting for all of its businesses. Accounting for the natural gas utility operations conforms with U.S. GAAP as applied to regulated companies and as prescribed by federal agencies and the commissions of the various states in which the utility operates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Consolidation.    The accompanying financial statements are presented on a consolidated basis and include the accounts of Southwest Gas Corporation and all subsidiaries. All significant intercompany balances and transactions have been eliminated with the exception of transactions between Southwest and NPL in accordance with accounting treatment for rate-regulated entities.

Net Utility Plant.    Net utility plant includes gas plant at original cost, less the accumulated provision for depreciation and amortization, plus the unamortized balance of acquisition adjustments. Original cost includes contracted services, material, payroll and related costs such as taxes and benefits, general and administrative expenses, and an allowance for funds used during construction, less contributions in aid of construction.

Deferred Purchased Gas Costs.    The various regulatory commissions have established procedures to enable Southwest to adjust its billing rates for changes in the cost of natural gas purchased. The difference between the current cost of gas purchased and the cost of gas recovered in billed rates is deferred. Generally, these deferred amounts are recovered or refunded within one year.

Income Taxes.    The Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.

For regulatory and financial reporting purposes, investment tax credits ("ITC") related to gas utility operations are deferred and amortized over the life of related fixed assets.

Cash and Cash Equivalents.    For purposes of reporting consolidated cash flows, cash and cash equivalents include cash on hand and financial instruments with a purchase-date maturity of three months or less.

Accumulated Removal Costs.    Approved regulatory practices allow Southwest to include in depreciation expense a component to recover removal costs associated with utility plant retirements. In accordance with the Securities and Exchange Commission's ("SEC") position on presentation of these amounts, management has reclassified  $211 million and  $189 million, as of December 31, 2010 and 2009, respectively, of estimated removal costs from accumulated depreciation to accumulated removal costs within the liabilities section of the balance sheets.

Gas Operating Revenues.    Revenues are recorded when customers are billed. Customer billings are based on monthly meter reads and are calculated in accordance with applicable tariffs and state and local laws, regulations, and agreements. An estimate of the amount of natural gas distributed, but not yet billed, to residential and commercial customers from the latest meter reading date to the end of the reporting period is also recognized as accrued utility revenue. Revenues also include the net impacts of margin tracker accruals.

The Company acts as an agent for state and local taxing authorities in the collection and remission of a variety of taxes, including franchise fees, sales and use taxes, and surcharges. These taxes are not included in gas operating revenues, except for certain franchise fees in California operating jurisdictions which are not significant. The Company uses the net classification method to report taxes collected from customers to be remitted to governmental authorities.

Construction Revenues.    The majority of NPL contracts are performed under unit price contracts. Generally, these contracts state prices per unit of installation. Typical installations are accomplished in two weeks or less. Revenues are recorded as installations are completed. Long-term fixed-price contracts use the percentage-of-completion method of accounting and, therefore, take into account the cost, estimated earnings, and revenue to date on contracts not yet completed. The amount of revenue recognized is based on costs expended to date relative to anticipated final contract costs. Revisions in estimates of costs and earnings during the course of the work are reflected in the accounting period in which the facts requiring revision become known. If a loss on a contract becomes known or is anticipated, the entire amount of the estimated ultimate loss is recognized at that time in the financial statements.

Construction Expenses.    The construction expenses classification in the income statement includes payroll expenses, job-related equipment costs, direct construction costs, gains and losses on equipment sales, general and administrative expenses, and office-related fixed costs of NPL.

Net Cost of Gas Sold.    Components of net cost of gas sold include natural gas commodity costs (fixed-price and variable-rate), pipeline capacity/transportation costs, and actual settled costs of derivative instruments. Also included are the net impacts of PGA deferrals and recoveries.

Operations and Maintenance Expense.    For financial reporting purposes, operations and maintenance expense includes Southwest's operating and maintenance costs associated with serving utility customers, uncollectible expense, administrative and general salaries and expense, employee benefits expense, and legal expense (including injuries and damages).

Depreciation and Amortization.    Utility plant depreciation is computed on the straight-line remaining life method at composite rates considered sufficient to amortize costs over estimated service lives, including components which compensate for salvage value, removal costs, and retirements, as approved by the appropriate regulatory agency. When plant is retired from service, the original cost of plant, including cost of removal, less salvage, is charged to the accumulated provision for depreciation. Other regulatory assets, including acquisition adjustments, are amortized when appropriate, over time periods authorized by regulators. Nonutility and construction services-related property and equipment are depreciated on a straight-line method based on the estimated useful lives of the related assets. Costs and gains related to refunding utility debt and debt issuance expenses are deferred and amortized over the weighted-average lives of the new issues and become a component of interest expense.

Allowance for Funds Used During Construction ("AFUDC").    AFUDC represents the cost of both debt and equity funds used to finance utility construction. AFUDC is capitalized as part of the cost of utility plant. The Company capitalized  $1.5 million in 2010,  $2.2 million in 2009, and  $1.2 million in 2008 of AFUDC related to natural gas utility operations. The debt portion of AFUDC is reported in the consolidated statements of income as an offset to net interest deductions and the equity portion is reported as other income. The debt portion of AFUDC was  $512,000,  $957,000, and  $635,000 for 2010, 2009, and 2008, respectively. Utility plant construction costs, including AFUDC, are recovered in authorized rates through depreciation when completed projects are placed into operation, and general rate relief is requested and granted.

Other Income (Deductions).    The following table provides the composition of significant items included in Other income (deductions) on the consolidated statements of income (thousands of dollars):

	2010	2009	2008

Change in COLI policies	$9,770	$8,546	$(12,041)
Interest income	194	271	2,212
Pipe replacement costs	(5,024)	(2,642)	(1,942)
Miscellaneous income and (expense)	(1,090)	470	(1,635)

Total other income (deductions)	$3,850	$6,645	$(13,406)

Included in the table above is the change in cash surrender values of company-owned life insurance ("COLI") policies (including net death benefits recognized). These life insurance policies on members of management and other key employees are used by Southwest to indemnify itself against the loss of talent, expertise, and knowledge, as well as to provide indirect funding for certain nonqualified benefit plans. Current tax regulations provide for tax-free treatment of life insurance (death benefit) proceeds. Therefore, the change in the cash surrender value components of COLI policies, as they progress towards the ultimate death benefits, are also recorded without tax consequences. Pipe replacement costs include amounts associated with certain Arizona non-recoverable pipe replacement work.

Earnings Per Share.    Basic earnings per share ("EPS") are calculated by dividing net income by the weighted-average number of shares outstanding during the period. Diluted EPS includes the effect of additional weighted-average common stock equivalents (stock options, performance shares, and restricted stock units). Unless otherwise noted, the term "Earnings Per Share" refers to Basic EPS. A reconciliation of the shares used in the Basic and Diluted EPS calculations is shown in the following table. Net income was the same for Basic and Diluted EPS calculations.

	2010	2009	2008
(In thousands)
Average basic shares	45,405	44,752	43,476
Effect of dilutive securities:
Stock options	56	14	60
Performance shares	260	216	193
Restricted stock units	102	80	46

Average diluted shares	45,823	45,062	43,775

Subsequent Events.    Management of the Company monitors significant events occurring after the balance sheet date and prior to the issuance of the financial statements to determine the impacts, if any, of events on the financial statements to be issued. See Note 7 – Long-Term Debt for information regarding debt issued subsequent to December 31, 2010.

Utility Plant	12 Months Ended
Dec. 31, 2010
Utility Plant
Utility Plant

Note 2 – Utility Plant

Net utility plant as of December 31, 2010 and 2009 was as follows (thousands of dollars):

December 31,	2010	2009
Gas plant:
Storage	$20,396	$20,326
Transmission	274,646	271,467
Distribution	3,847,731	3,716,881
General	279,402	270,825
Other	146,930	138,787

	4,569,105	4,418,286
Less: accumulated depreciation	(1,535,429)	(1,431,106)
Acquisition adjustments, net	1,271	1,451
Construction work in progress	37,489	45,872

Net utility plant	$3,072,436	$3,034,503

Depreciation and amortization expense on gas plant was  $167 million in 2010 and  $162 million in both 2009 and 2008.

Operating Leases and Rentals.    Southwest leases a portion of its corporate headquarters office complex in Las Vegas and its administrative offices in Phoenix. The leases provide for current terms which expire in 2017 and 2014, respectively, with optional renewal terms available at the expiration dates. The rental payments for the corporate headquarters office complex are  $2 million in each of the years 2011 through 2015 and  $4 million cumulatively thereafter. The rental payments for the Phoenix administrative offices are  $1.4 million in each of the years 2011 through 2013, and  $243,000 in 2014 when the lease expires. In addition to the above, the Company leases certain office and construction equipment. The majority of these leases are short-term. These leases are accounted for as operating leases, and for the gas segment are treated as such for regulatory purposes. Rentals included in operating expenses for all operating leases were  $19.4 million in 2010,  $19.9 million in 2009, and  $23.4 million in 2008. These amounts include NPL lease expenses of approximately  $11.8 million in 2010,  $11.3 million in 2009, and  $13.9 million in 2008, for various short-term operating leases of equipment and temporary office sites.

The following is a schedule of future minimum lease payments for significant non-cancelable operating leases (with initial or remaining terms in excess of one year) as of December 31, 2010 (thousands of dollars):

Year Ending December 31,
2011	$5,547
2012	4,904
2013	4,697
2014	3,138
2015	2,754
Thereafter	3,599

Total minimum lease payments

Receivables and Related Allowances	12 Months Ended
Dec. 31, 2010
Receivables and Related Allowances
Receivables and Related Allowances

Note 3 - Receivables and Related Allowances

Business activity with respect to gas utility operations is conducted with customers located within the three-state region of Arizona, Nevada, and California. At December 31, 2010, the gas utility customer accounts receivable balance was  $110 million. Approximately 54 percent of the gas utility customers were in Arizona, 36 percent in Nevada, and 10 percent in California. Although the Company seeks to minimize its credit risk related to utility operations by requiring security deposits from new customers, imposing late fees, and actively pursuing collection on overdue accounts, some accounts are ultimately not collected. Customer accounts are subject to collection procedures that vary by jurisdiction (late fee assessment, noticing requirements for disconnection of service, and procedures for actual disconnection and/or reestablishment of service). After disconnection of service, accounts are generally written off approximately one month after inactivation. Dependent upon the jurisdiction, reestablishment of service requires both payment of previously unpaid balances and additional deposit requirements. Provisions for uncollectible accounts are based on experience and recorded monthly, as needed. They are included in the ratemaking process as a cost of service. Beginning in November 2009, a regulatory mechanism was implemented in the Nevada jurisdictions associated with the gas cost-related portion of uncollectible accounts. Such amounts are deferred and collected through a surcharge in the ratemaking process. Activity in the allowance for uncollectibles is summarized as follows (thousands of dollars):

Allowance for Uncollectibles
Balance, December 31, 2007	$2,947
Additions charged to expense	7,047
Accounts written off, less recoveries	(6,206)

Balance, December 31, 2008	3,788
Additions charged to expense	6,658
Accounts written off, less recoveries	(6,493)

Balance, December 31, 2009	3,953
Additions charged to expense	2,646
Accounts written off, less recoveries	(3,405)

Balance, December 31, 2010	$3,194

Regulatory Assets and Liabilities	12 Months Ended
Dec. 31, 2010
Regulatory Assets and Liabilities
Regulatory Assets and Liabilities

Note 4 - Regulatory Assets and Liabilities

Natural gas operations are subject to the regulation of the Arizona Corporation Commission ("ACC"), the Public Utilities Commission of Nevada ("PUCN"), the California Public Utilities Commission ("CPUC"), and the Federal Energy Regulatory Commission ("FERC"). Southwest accounting policies conform to U.S. GAAP applicable to rate-regulated entities and reflect the effects of the ratemaking process. Accounting treatment for rate-regulated entities allows for deferral as regulatory assets, costs that otherwise would be expensed, if it is probable that future recovery from customers will occur. If rate recovery is no longer probable, due to competition or the actions of regulators, Southwest is required to write-off the related regulatory asset. Regulatory liabilities are recorded if it is probable that revenues will be reduced for amounts that will be credited to customers through the ratemaking process.

The following table represents existing regulatory assets and liabilities (thousands of dollars):

December 31,	2010	2009
Regulatory assets:
Accrued pension and other postretirement benefit costs (1)	$224,913	$224,261
Unrealized loss on non-trading derivatives (Swaps) (2)	11,482	1,496
Deferred purchased gas costs (3)	356	3,251
Accrued purchased gas costs (4)	14,000	12,500
Unamortized premium on reacquired debt (5)	19,881	17,095
Other (8)	28,402	28,055

	299,034	286,658
Regulatory liabilities:
Deferred purchased gas costs (3)	(123,344)	(93,226)
Accumulated removal costs	(211,000)	(189,000)
Unrealized gain on non-trading derivatives (Swaps) (2)	(656)	(2,618)
Deferred gain on southern Nevada division operations facility (6)	(1,246)	(1,686)
Rate refunds due customers (7)	(546)	—
Unamortized gain on reacquired debt (6)	(13,006)	(13,543)
Other (6)	(2,811)	(2,486)

Net regulatory assets (liabilities)	$(53,575)	$(15,901)

(1)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovery period is greater than five years. (See Note 10)
(2)

Regulatory asset included in Prepaids and other current assets ( $11.5 million and  $1.4 million) in 2010 and 2009, respectively. Regulatory asset included in Deferred charges and other assets ( $75,000) in 2009. Regulatory liability included in Other deferred credits ( $656,000 and  $58,000) in 2010 and 2009, respectively. Regulatory liability included in Other current liabilities ( $2.6 million) in 2009. The actual amounts, when realized at settlement, become a component of gas costs. (See Note 13)

(3)	Balance recovered or refunded on an ongoing basis with interest.
(4)	Included in Prepaids and other current assets on the Consolidated Balance Sheets and recovered over one year or less.
(5)	Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovered over life of debt instruments.
(6)	Included in Other deferred credits on the Consolidated Balance Sheets.
(7)	Included in Other current liabilities on the Consolidated Balance Sheet.
(8)

Other regulatory assets including deferred costs associated with rate cases, regulatory studies, and state mandated public purpose programs (including low income and conservation programs), as well as margin and interest-tracking accounts, amounts associated with accrued absence time, net income taxes, and deferred post-retirement benefits other than pensions. Recovery periods vary.

Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2010
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income

Note 5 – Accumulated Other Comprehensive Income

AOCI - Rollforward

(Thousands of dollars)

	Defined Benefit Plans (Note 10)			FSIRS (Note 13)
	Before- Tax	Tax (Expense) Benefit	After- Tax	Before- Tax	Tax (Expense) Benefit	After-Tax		AOCI
Beginning Balance AOCI December 31, 2009	$(35,887)	$13,637	$(22,250)	$—	$—	$—		$(22,250)

Current period change	4,583	(1,741)	2,842 *	(18,349)	6,973	(11,376	)**	(8,534)

Ending Balance AOCI December 31, 2010	$(31,304)	$11,896	$(19,408)	$(18,349)	$6,973	$(11,376)		$(30,784)

*	Net actuarial gain (loss), less amortization of unamortized benefit plan cost
**	FSIRS unrealized $4.2 million loss recorded in other comprehensive income; FSIRS realized $7.2 million loss, less amounts reclassified to net income, recorded in other comprehensive income.

Approximately  $725,000 of realized losses (net of tax) related to the FSIRS reported in AOCI at December 31, 2010 will be reclassified into expense within the next twelve months as the related interest payments on long-term debt occur.

Preferred Trust Securities and Subordinated Debentures	12 Months Ended
Dec. 31, 2010
Preferred Trust Securities and Subordinated Debentures
Preferred Trust Securities and Subordinated Debentures

Note 6 - Preferred Trust Securities and Subordinated Debentures

In June 2003, the Company created Southwest Gas Capital II ("Trust II"), a wholly owned subsidiary, as a financing trust for the sole purpose of issuing preferred trust securities for the benefit of the Company. In August 2003, Trust II publicly issued  $100 million of 7.70% Preferred Trust Securities ("Preferred Trust Securities"). In connection with the Trust II issuance of the Preferred Trust Securities and the related purchase by the Company for  $3.1 million of all of the Trust II common securities ("Common Securities"), the Company issued  $103.1 million principal amount of its 7.70% Junior Subordinated Debentures ("Subordinated Debentures") to Trust II. The Subordinated Debentures became redeemable at the option of the Company in August 2008.

In February 2010, the Company notified holders of the Subordinated Debentures that all of these debentures (and the associated preferred and common securities) would be redeemed (at par) by the Company in March 2010. All of the outstanding Subordinated Debentures were redeemed in March 2010. The Company accomplished the redemption using existing cash and borrowings under the  $300 million credit facility.

Payments and amortizations associated with the Subordinated Debentures are classified on the consolidated statements of income as Net interest deductions on subordinated debentures. The estimated market value of the subordinated debentures at December 31, 2009 was  $102 million.

Long-Term Debt	12 Months Ended
Dec. 31, 2010
Long-Term Debt
Long-Term Debt

Note 7 – Long-Term Debt

December 31,	2010		2009
	Carrying Amount	Market Value	Carrying Amount	Market Value
(Thousands of dollars)
Debentures:
Notes, 8.375%, due 2011	$200,000	$201,560	$200,000	$213,012
Notes, 7.625%, due 2012	200,000	214,666	200,000	219,240
Notes, 4.45%, due 2020	125,000	125,325	—	—
8% Series, due 2026	75,000	99,968	75,000	87,005
Medium-term notes, 7.59% series, due 2017	25,000	30,295	25,000	27,858
Medium-term notes, 7.78% series, due 2022	25,000	32,063	25,000	28,275
Medium-term notes, 7.92% series, due 2027	25,000	33,211	25,000	28,848
Medium-term notes, 6.76% series, due 2027	7,500	8,956	7,500	7,723
Unamortized discount	(2,534)		(2,196)

	679,966		555,304

Revolving credit facility and commercial paper, due 2012	—	—	92,400	92,400

Industrial development revenue bonds:
Variable-rate bonds:
Tax-exempt Series A, due 2028	50,000	50,000	50,000	50,000
2003 Series A, due 2038	50,000	50,000	50,000	50,000
2008 Series A, due 2038	50,000	50,000	50,000	50,000
2009 Series A, due 2039	50,000	50,000	50,000	50,000
Fixed-rate bonds:
6.10% 1999 Series A, due 2038	12,410	11,968	12,410	11,443
5.95% 1999 Series C, due 2038	14,320	13,594	14,320	12,922
5.55% 1999 Series D, due 2038	8,270	7,468	8,270	7,038
5.45% 2003 Series C, due 2038 (rate resets in 2013)	30,000	31,547	30,000	31,422
5.25% 2003 Series D, due 2038	20,000	17,474	20,000	16,701
5.80% 2003 Series E, due 2038 (rate resets in 2013)	15,000	15,436	15,000	15,683
5.25% 2004 Series A, due 2034	65,000	58,574	65,000	55,979
5.00% 2004 Series B, due 2033	31,200	27,295	31,200	26,096
4.85% 2005 Series A, due 2035	100,000	84,485	100,000	79,469
4.75% 2006 Series A, due 2036	24,855	20,518	24,855	19,139
Unamortized discount	(3,502)		(3,644)

	517,553		517,411

Other	2,242	2,473	5,569	5,712

	1,199,761		1,170,684
Less: current maturities	(75,080)		(1,327)

Long-term debt, less current maturities	$1,124,681		$1,169,357

The Company has a  $300 million credit facility scheduled to expire in May 2012. The Company uses  $150 million of the  $300 million as long-term debt and the remaining  $150 million for working capital purposes. Interest rates for the facility are calculated at either the London Interbank Offering Rate plus an applicable margin, or the greater of the prime rate or one-half of one percent plus the Federal Funds rate. At December 31, 2010, no borrowings were outstanding on the short-term portion of the credit facility (see Note 8 – Short-Term Debt) and no borrowings were outstanding on the long-term portion. The effective interest rate on the borrowings on the long-term portion of the credit facility was 0.87% at December 31, 2009.

In November 2010, the Company entered into a note purchase agreement with Metropolitan Life Insurance Company, John Hancock Life Insurance Company (U.S.A.), certain of their respective affiliates, and Union Fidelity Life Insurance Company (collectively, the "Purchasers"), pursuant to which the Company agreed to issue  $125 million of 6.1% Senior Notes to the Purchasers. The Senior Notes will be unsecured and unsubordinated obligations of the Company, due in February 2041. The full net proceeds from the Senior Notes will be used to partially repay the maturing 8.375%  $200 million debentures due in February 2011. Therefore,  $125 million of the maturing notes continue to be shown as long-term obligations. In February 2011, the Company issued  $125 million of 6.1% Senior Notes pursuant to the agreement and used the proceeds to partially redeem the 8.375% debentures.

In December 2010, the Company issued  $125 million in 4.45% Senior Notes due December 2020 at a 0.182% discount. The notes will mature on December 1, 2020. In February 2011, the Company used  $75 million of the proceeds to repay a portion of the  $200 million 8.375% Notes; the remaining net proceeds are intended for general corporate purposes.

In December 2009, the Company issued  $50 million in Clark County, Nevada variable-rate 2009 Series A Industrial Development Revenue Bonds ("IDRBs"), supported by a letter of credit with JPMorgan Chase Bank. At December 31, 2009 and 2010,  $49.8 million and  $37.8 million, respectively, in proceeds from the issuance of the IDRBs remained in trust and are shown as restricted cash on the consolidated balance sheets.

The effective interest rates on the 2003 Series A, 2008 Series A, and 2009 Series A variable-rate IDRBs were 1.20%, 2.72%, and 2.68%, respectively, at December 31, 2010. The effective interest rate on the 2003 Series A, 2008 Series A, and 2009 Series A variable-rate IDRBs were 1.14%, 3.76%, and 3.68%, respectively, at December 31, 2009. The effective interest rates on the tax-exempt Series A variable-rate IDRBs were 1.18% and 1.12% at December 31, 2010 and 2009, respectively. In Nevada, interest fluctuations due to changing interest rates on the 2003 Series A and 2008 Series A variable-rate IDRBs are tracked and recovered from ratepayers through an interest balancing account.

The fair values of the revolving credit facility and the variable-rate IDRBs approximate carrying value. Market values for the debentures, fixed-rate IDRBs, and other indebtedness were determined based on dealer quotes using trading records for December 31, 2010 and 2009, as applicable, and other secondary sources which are customarily consulted for data of this kind.

Estimated maturities of long-term debt for the next five years are  $75.1 million,  $200.1 million,  $91,000,  $97,000, and  $103,000, respectively.

No debt instruments have credit triggers or other clauses that result in default if Company bond ratings are lowered by rating agencies. Certain Company debt instruments contain securities ratings covenants that, if set in motion, would increase financing costs. Certain debt instruments also have leverage ratio caps and minimum net worth requirements. At December 31, 2010, the Company is in compliance with all of its covenants. Under the most restrictive of the covenants, the Company could issue over  $1.5 billion in additional debt and meet the leverage ratio requirement and has at least  $600 million of cushion in equity relating to the minimum net worth requirement.

Short-Term Debt	12 Months Ended
Dec. 31, 2010
Short-Term Debt
Short-Term Debt

Note 8 - Short-Term Debt

As discussed in Note 7, Southwest has a  $300 million credit facility that expires in May 2012, of which  $150 million has been designated by management for working capital purposes (and related outstanding amounts, if any, are shown as short-term debt). Southwest had no short-term borrowings outstanding on the credit facility at December 31, 2010 or December 31, 2009.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies
Commitments and Contingencies

Note 9 - Commitments and Contingencies

The Company is a defendant in miscellaneous legal proceedings. The Company is also a party to various regulatory proceedings. The ultimate dispositions of these proceedings are not presently determinable; however, it is the opinion of management that no litigation or regulatory proceeding to which the Company is currently subject will have a material adverse impact on its financial position or results of operations.

The Company maintains liability insurance for various risks associated with the operation of its natural gas pipelines and facilities. In connection with these liability insurance policies, the Company has been responsible for an initial deductible or self-insured retention amount per incident, after which the insurance carriers would be responsible for amounts up to the policy limits. The self-insured retention amount associated with general liability claims is  $1 million per incident plus payment of the first  $5 million in aggregate claims above  $1 million in the policy year.

Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2010
Pension and Other Postretirement Benefits
Pension and Other Postretirement Benefits

Note 10 – Pension and Other Postretirement Benefits

Southwest has an Employees' Investment Plan that provides for purchases of various mutual fund investments and Company common stock by eligible Southwest employees through deductions of a percentage of base compensation, subject to IRS limitations. Southwest matches up to one-half of amounts deferred. The maximum matching contribution is three and one-half percent of an employee's annual compensation. The cost of the plan was  $4.6 million in 2010,  $4.5 million in 2009, and  $4.4 million in 2008. NPL has a separate plan, the cost and liability of which are not significant.

Southwest has a deferred compensation plan for all officers and a separate deferred compensation plan for members of the Board of Directors. The plans provide the opportunity to defer up to 100 percent of annual cash compensation. Southwest matches one-half of amounts deferred by officers. The maximum matching contribution is three and one-half percent of an officer's annual base salary. Upon retirement, payments of compensation deferred, plus interest, are made in equal monthly installments over 10, 15, or 20 years, as elected by the participant. Directors have an additional option to receive such payments over a five-year period. Deferred compensation earns interest at a rate determined each January. The interest rate equals 150 percent of Moody's Seasoned Corporate Bond Rate Index.

Southwest has a noncontributory qualified retirement plan with defined benefits covering substantially all employees and a separate unfunded supplemental retirement plan ("SERP") which is limited to officers. Southwest also provides postretirement benefits other than pensions ("PBOP") to its qualified retirees for health care, dental, and life insurance benefits.

The Company recognizes the overfunded or underfunded positions of defined benefit postretirement plans, including pension plans, in its balance sheets. Any actuarial gains and losses, prior service costs and transition assets or obligations are recognized in accumulated other comprehensive income under stockholders' equity, net of tax, until they are amortized as a component of net periodic benefit cost.

In accordance with regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities, the Company has established a regulatory asset for the portion of the total amounts otherwise chargeable to accumulated other comprehensive income that are expected to be recovered through rates in future periods. The changes in actuarial gains and losses, prior service costs and transition assets or obligations pertaining to the regulatory asset will be recognized as an adjustment to the regulatory asset account as these amounts are recognized as components of net periodic pension costs each year.

Investment objectives and strategies for the qualified retirement plan are developed and approved by the Pension Plan Investment Committee of the Board of Directors of the Company. They are designed to enhance capital, maintain minimum liquidity required for retirement plan operations and effectively manage pension assets.

A target portfolio of investments in the qualified retirement plan is developed by the Pension Plan Investment Committee and is reevaluated periodically. Asset return assumptions are determined by evaluating performance expectations of the target portfolio. Projected benefit obligations are estimated using actuarial assumptions and Company benefit policy. A target mix of assets is then determined based on acceptable risk versus estimated returns in order to fund the benefit obligation. The current percentage ranges of the target portfolio are:

Type of Investment	Percentage Range
Equity securities	59 to 71
Debt securities	31 to 37
Other	up to 5

The Company's pension costs for these plans are affected by the amount of cash contributions to the plans, the return on plan assets, discount rates, and by employee demographics, including age, compensation, and length of service. Changes made to the provisions of the plans may also impact current and future pension costs. Actuarial formulas are used in the determination of pension costs and are affected by actual plan experience and assumptions about future experience. Key actuarial assumptions include the expected return on plan assets, the discount rate used in determining the projected benefit obligation and pension costs, and the assumed rate of increase in employee compensation. Relatively small changes in these assumptions, particularly the discount rate, may significantly affect pension costs and plan obligations for the qualified retirement plan.

U.S. GAAP states that the assumed discount rate should reflect the rate at which the pension benefits could be effectively settled. In making this estimate, in addition to rates implicit in current prices of annuity contracts that could be used to settle the liabilities, employers may look to rates of return on high-quality fixed-income investments available on December 31 of each year and expected to be available during the period to maturity of the pension benefits. In determining the discount rate, the Company matches the plan's projected cash flows to a spot-rate yield curve based on highly rated corporate bonds. Changes to the discount rate from year-to-year, if any, are generally made in increments of 25 basis points.

Due to the continuing low interest rate environment for high-quality fixed income investments, the Company lowered the discount rate from 6.00% at December 31, 2009 to 5.75% at December 31, 2010. The methodology utilized to determine the discount rate was consistent with prior years. The weighted-average rate of compensation increase and the asset return assumption remain at 3.25% and 8.00%, respectively. Favorable asset returns were experienced during 2010 and 2009 relative to the assumed rate of return. This partially offset the significant losses experienced in 2008. The combined asset return experience, however, coupled with the reduction in the discount rate will increase the expense level for 2011. Pension expense for 2011 is estimated to increase by  $2.8 million. Future years expense level movements (up or down) will continue to be greatly influenced by long-term interest rates, asset returns, and funding levels.

The following table sets forth the retirement plan, SERP, and PBOP funded status and amounts recognized on the Consolidated Balance Sheets and Statements of Income.

	2010			2009
	Qualified Retirement Plan	SERP	PBOP	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars) Change in benefit obligations
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$606,276	$35,339	$42,322	$523,011	$31,786	$35,915
Service cost	16,932	372	856	15,390	195	729
Interest cost	35,614	2,045	2,491	34,527	2,065	2,370
Actuarial loss (gain)	27,680	(3,480)	2,632	55,356	3,785	4,546
Benefits paid	(24,368)	(2,416)	(1,536)	(22,008)	(2,492)	(1,238)

Benefit obligation at end of year (PBO/PBO/APBO)	662,134	31,860	46,765	606,276	35,339	42,322

Change in plan assets
Market value of plan assets at beginning of year	392,975	—	25,511	323,460	—	19,436
Actual return on plan assets	53,224	—	3,181	69,523	—	4,540
Employer contributions	54,100	2,416	1,348	22,000	2,492	1,535
Benefits paid	(24,368)	(2,416)	(400)	(22,008)	(2,492)	—

Market value of plan assets at end of year	475,931	—	29,640	392,975	—	25,511

Funded status at year end	$(186,203)	$(31,860)	$(17,125)	$(213,301)	$(35,339)	$(16,811)

Weighted-average assumptions (benefit obligation)
Discount rate	5.75%	5.75%	5.75%	6.00%	6.00%	6.00%
Weighted-average rate of compensation increase	3.25%	3.25%	3.25%	3.25%	3.25%	3.25%

The accumulated benefit obligation for the retirement plan was  $591 million and  $530 million, and for the SERP was  $30.7 million and  $31.5 million at December 31, 2010 and 2009, respectively.

Estimated funding for the plans above during calendar year 2011 is approximately  $29 million of which  $28 million pertains to the retirement plan. Management monitors plan assets and liabilities and could, at its discretion, increase plan funding levels above the minimum in order to achieve a desired funded status and avoid or minimize potential benefit restrictions.

Pension benefits expected to be paid for each of the next five years beginning with 2011 are the following:  $28 million,  $29 million,  $31 million,  $33 million, and  $35 million. Pension benefits expected to be paid during 2016 to 2020 total  $204 million. Retiree welfare benefits expected to be paid for each of the next five years beginning with 2011 are the following:  $2 million,  $2.1 million,  $2.3 million,  $2.5 million, and  $2.6 million. Retiree welfare benefits expected to be paid during 2016 to 2020 total  $15 million. SERP benefits expected to be paid in 2011 are  $2.3 million, and they are approximately  $2.5 million for each of the next four years beginning with 2012. SERP benefits expected to be paid during 2016 to 2020 total  $13 million. No assurance can be made that actual funding and benefits paid will match these estimates.

For PBOP measurement purposes, the per capita cost of covered health care benefits medical rate trend assumption is eight percent declining to five percent. The Company makes fixed contributions for health care benefits of employees who retire after 1988, but pays up to 100 percent of covered health care costs for employees who retired prior to 1989. The medical trend rate assumption noted above applies to the benefit obligations of pre-1989 retirees only.

Components of net periodic benefit cost

	Qualified Retirement Plan			SERP			PBOP
	2010	2009	2008	2010	2009	2008	2010	2009	2008
(Thousands of dollars)
Service cost	$16,932	$15,390	$16,108	$372	$195	$97	$856	$729	$730
Interest cost	35,614	34,527	32,491	2,045	2,065	2,041	2,491	2,370	2,324
Expected return on plan assets	(36,538)	(35,221)	(34,714)	—	—	—	(2,093)	(1,603)	(2,138)
Amortization of prior service costs (credits)	—	(2)	(11)	—	—	—	—	—	—
Amortization of transition obligation	—	—	—	—	—	—	867	867	867
Amortization of net actuarial loss	10,478	4,253	3,104	1,155	909	997	489	434	—

Net periodic benefit cost	$26,486	$18,947	$16,978	$3,572	$3,169	$3,135	$2,610	$2,797	$1,783

Weighted-average assumptions (net benefit cost)
Discount rate	6.00%	6.75%	6.50%	6.00%	6.75%	6.50%	6.00%	6.75%	6.50%
Expected return on plan assets	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	3.25%	3.75%	4.00%	3.25%	3.75%	4.00%	3.25%	3.75%	4.00%

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income

	2010				2009
	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Net actuarial loss (gain) (a)	$9,058	$10,994	$(3,480)	$1,544	$26,448	$21,054	$3,785	$1,609
Amortization of prior service credit (b)	—	—	—	—	2	2	—	—
Amortization of transition obligation (b)	(867)	—	—	(867)	(867)	—	—	(867)
Amortization of net actuarial loss (b)	(12,122)	(10,478)	(1,155)	(489)	(5,596)	(4,253)	(909)	(434)
Regulatory adjustment	(652)	(464)	—	(188)	(15,431)	(15,123)	—	(308)

Recognized in other comprehensive (income) loss	$(4,583)	$52	$(4,635)	$—	$4,556	$1,680	$2,876	$—

Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$28,085	$26,538	$(1,063)	$2,610	$29,469	$20,627	$6,045	$2,797

The table above discloses the net gain or loss, prior service cost, and transition amount recognized in other comprehensive income, separated into (a) amounts initially recognized in other comprehensive income, and (b) amounts subsequently recognized as adjustments to other comprehensive income as those amounts are amortized as components of net periodic benefit cost.

Related Tax Effects Allocated to Each Component of Other Comprehensive Income

	2010			2009
	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount
(Thousands of dollars)
Defined benefit pension plans:
Net actuarial loss (gain)	$9,058	$(3,442)	$5,616	$26,448	$(10,050)	$16,398
Amortization of prior service credit	—	—	—	2	(1)	1
Amortization of transition obligation	(867)	329	(538)	(867)	329	(538)
Amortization of net loss	(12,122)	4,606	(7,516)	(5,596)	2,126	(3,470)
Regulatory adjustment	(652)	248	(404)	(15,431)	5,864	(9,567)

Other comprehensive (income) loss	$(4,583)	$1,741	$(2,842)	$4,556	$(1,732)	$2,824

(1) Tax amounts are calculated using a 38 percent rate.

The estimated net loss that will be amortized from accumulated other comprehensive income or regulatory assets into net periodic benefit cost over the next year is  $14.4 million for the qualified retirement plan and  $600,000 for the SERP. The estimated amounts for the PBOP that will be amortized from regulatory assets into net periodic benefit cost over the next year are  $600,000 related to net loss and  $870,000 for the transition obligation.

U.S. GAAP states that a fair value measurement should be based on the assumptions that market participants would use in pricing the asset or liability and establishes a fair value hierarchy that ranks the inputs used to measure fair value by their reliability. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices (unadjusted) in active markets for identical assets or liabilities that a company has the ability to access at the measurement date.

Level 2 — inputs other than quoted prices included within Level 1 that are observable for similar assets or liabilities, either directly or indirectly.

Level 3 — unobservable inputs for the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The following table sets forth, by level within the three-level fair value hierarchy, the fair values of the assets of the qualified pension plan and the PBOP as of December 31, 2010 and December 31, 2009. The SERP has no assets.

	December 31, 2010			December 31, 2009
	Qualified Retirement Plan	PBOP	Total	Qualified Retirement Plan	PBOP	Total
Assets at fair value (thousands of dollars):

Level 1 - Quoted prices in active markets for identical financial assets
Cash equivalents	$48	$2	$50	$39	$1	$40
Common stock	213,853	6,978	220,831	175,247	5,719	180,966
Real estate investment trusts	4,504	147	4,651	2,731	89	2,820
Mutual funds	49,994	14,234	64,228	42,070	12,604	54,674
Government fixed income	11,020	360	11,380	6,580	215	6,795
Preferred securities	—	—	—	169	5	174
Futures contracts	(51)	(2)	(53)	(51)	(2)	(53)

Total Level 1 Assets (1)	$279,368	$21,719	$301,087	$226,785	$18,631	$245,416

Level 2 - Significant other observable inputs
Cash equivalents	$—	$—	$—	$3	$—	$3
Commercial paper	—	—	—	1,414	46	1,460
Government fixed income and mortgage backed	39,201	1,279	40,480	36,078	1,177	37,255
Corporate fixed income	54,197	1,768	55,965	40,646	1,326	41,972
Pooled funds and mutual funds	8,230	1,974	10,204	9,588	1,767	11,355
State and local obligations	626	20	646	262	9	271

Total Level 2 assets (2)	$102,254	$5,041	$107,295	$87,991	$4,325	$92,316

Level 3 - Significant unobservable inputs
Commingled equity funds	$94,389	$3,080	$97,469	$75,418	$2,461	$77,879

Total Level 3 assets (3)	$94,389	$3,080	$97,469	$75,418	$2,461	$77,879

Total Plan assets at fair value	$476,011	$29,840	$505,851	$390,194	$25,417	$415,611
Guaranteed investment contracts/guaranteed annuity contracts (4)	5,342	—	5,342	5,673	—	5,673

Total Plan assets (5)	$481,353	$29,840	$511,193	$395,867	$25,417	$421,284

(1)

Equity securities, Real Estate Investment Trusts, and U.S. Government securities listed or regularly traded on a national securities exchange are valued at quoted market prices as of the last business day of the calendar year.

The mutual funds category above is an intermediate-term bond fund whose manager employs multiple concurrent strategies and takes only moderate risk in each, thereby reducing the risk of poor performance arising from any single source and a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks and fixed-income securities. Strategies utilized by the bond fund include duration management, yield curve or maturity structuring, sector rotation, and all bottom-up techniques including in-house credit and quantitative research. Strategies employed by the balanced fund include pursuit of regular income, conservation of principal, and an opportunity for long-term growth of principal and income.

(2)

The fair value of investments in debt securities with remaining maturities of one year or more is determined by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type.

The pooled funds and mutual funds are two collective short-term funds that invest in Treasury bills and money market funds. These funds are used as a temporary cash repository for the pension plan's various investment managers.

(3)	Assets not considered Level 1 or Level 2 are valued using assumptions based on the best information available under the circumstances, such as investment manager pricing.

The commingled equity funds include private equity funds that invest in international securities. These funds are shown in the above table at net asset value. Investment strategies employed by the funds include:

•	Investing in various industries with growth and reasonable valuations, avoiding highly cyclical industries

•	Diversification by country, limiting exposure in any one country

•	Emerging markets

(4)

The guaranteed investment contracts/guaranteed annuity contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.

(5)

The assets in the above table exceed the market value of plan assets shown in the funded status table by  $5.6 million (qualified retirement plan -  $5.4 million, PBOP –  $200,000), which includes a payable for securities purchased, partially offset by receivables for interest, dividends, and securities sold.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Commingled Equity Funds
(Thousands of dollars):
Balance, December 31, 2008	$57,017
Actual return on plan assets:
Relating to assets still held at the reporting date	20,466
Relating to assets sold during the period	816
Purchases, sales, and settlements	(420)
Transfers in and/or out of Level 3	—

Balance, December 31, 2009	$77,879
Actual return on plan assets:
Relating to assets still held at the reporting date	13,090
Relating to assets sold during the period	—
Purchases, sales, and settlements	6,500
Transfers in and/or out of Level 3	—

Balance, December 31, 2010

Stock-Based Compensation	12 Months Ended
Dec. 31, 2010
Stock-Based Compensation
Stock-Based Compensation

Note 11 – Stock-Based Compensation

At December 31, 2010, the Company had three stock-based compensation plans: a stock option plan, a performance share stock plan, and a restricted stock/unit plan. Total stock-based compensation expense recognized in the consolidated statements of income for the years ended December 31, 2010, December 31, 2009, and December 31, 2008 were  $5.9 million (net of related tax benefits of  $3.6 million),  $5.2 million (net of related tax benefits of  $3.2 million), and  $4.9 million (net of related tax benefits of  $3 million), respectively.

Under the option plan, the Company previously granted options to purchase shares of common stock to key employees and outside directors. The last option grants were in 2006 and no future grants are anticipated. Each option has an exercise price equal to the market price of Company common stock on the date of grant and a maximum term of ten years.

The following tables summarize Company stock option plan activity and related information (thousands of options):

	2010		2009		2008
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price
Outstanding at the beginning of the year	651	$27.49	731	$27.12	798	$26.85
Granted during the year	—	—	—	—	—	—
Exercised during the year	(273)	26.67	(66)	23.18	(64)	23.70
Forfeited or expired during the year	(9)	29.51	(14)	28.88	(3)	27.72

Outstanding at year end	369	$28.04	651	$27.49	731	$27.12

Exercisable at year end	369	$28.04	651	$27.49	663	$26.55

The intrinsic value of a stock option is the amount by which the market value of the underlying stock exceeds the exercise price of the option. The aggregate intrinsic value of outstanding and exercisable options was  $3.2 million,  $1.7 million, and  $661,000 at December 31, 2010, 2009, and 2008, respectively. The aggregate intrinsic value of exercised options was  $1.7 million,  $294,000, and  $339,000 during 2010, 2009, and 2008, respectively. The market value of Southwest Gas stock was  $36.67,  $28.53, and  $25.22 at December 31, 2010, 2009, and 2008, respectively.

The weighted-average remaining contractual life for outstanding options was 4.5 years for 2010. All outstanding options are fully vested and exercisable. The following table summarizes information about stock options outstanding at December 31, 2010 (thousands of options):

	Options Outstanding and Exercisable
Range of Exercise Price	Number outstanding	Weighted-average remaining contractual life	Weighted-average exercise price
$20.49 to $23.40	102	3.0 Years	$22.61
$24.50 to $26.10	94	4.4 Years	$25.78
$29.08 to $33.07	173	5.5 Years	$32.49

The total grant date fair value of options vested was  $405,000 and  $824,000 during 2009 and 2008, respectively. The Company received  $7.3 million in cash from the exercise of options during 2010 and a corresponding tax benefit of  $625,000 which was recorded in additional paid-in capital.

Under the performance share stock plan, the Company may issue performance shares to encourage key employees to remain in its employment and to achieve short-term and long-term performance goals. Plan participants are eligible to receive a cash bonus (i.e., short-term incentive) and performance shares (i.e., long-term incentive). The performance shares vest three years after grant (and are subject to a final adjustment as determined by the Board of Directors) and are then issued as common stock.

The Company awards restricted stock and restricted stock/units under the restricted stock/unit plan to attract, motivate, retain, and reward key employees with an incentive to attain high levels of individual performance and improved financial performance of the Company. The restricted stock/unit plan was also established to attract, motivate, and retain experienced and knowledgeable independent directors. The restricted stock/units vest 40 percent at the end of year one and 30 percent at the end of years two and three.

The following table summarizes the activity of the performance share stock and restricted stock/unit plans as of December 31, 2010 (thousands of shares):

	Performance Shares	Weighted- average grant date fair value	Restricted Stock/Units	Weighted- average grant date fair value
Nonvested at beginning of year	320	$29.20	146	$26.47
Granted	137	29.04	85	29.04
Dividends	12		5
Forfeited or expired	—	—	—	—
Vested and issued*	(103)	35.15	(66)	27.74

Nonvested at December 31, 2010	366	$27.54	170	$27.42

*Includes shares converted for taxes and retiree payouts.

The average grant date fair value of performance shares granted in 2009 and 2008 was  $24.46 and  $29.31, respectively. The average grant date fair value of restricted stock/units granted in 2009 and 2008 was  $24.46 and  $27.25, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes
Income Taxes

Note 12 - Income Taxes

As of December 31, 2010 and 2009, the Company had  $1.4 million of uncertain tax liabilities which, if recognized, would favorably impact the effective tax rate. There was no change to the balance of unrecognized tax benefits during 2010. The Company expects the balance of unrecognized tax benefits to be reduced to zero in the next twelve months. The Company recognizes interest expense and income and penalties related to income tax matters in income tax expense. Tax-related interest income of  $500,000,  $200,000, and  $900,000 is included in the consolidated statements of income for 2010, 2009, and 2008, respectively. Tax-related interest payable of  $100,000 is included in the consolidated balance sheets at December 31, 2010 and December 31, 2009.

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, and various states. The Company is subject to examinations by the Internal Revenue Service for years after 2006, and is subject to examination by the various state taxing authorities for years after 2005.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (thousands of dollars):

	2010	2009
Unrecognized tax benefits at beginning of year	$1,445	$1,445
Gross increases – tax positions in prior period	—	—
Gross decreases – tax positions in prior period	—	—
Gross increases – current period tax positions	—	—
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse of statute of limitations	—	—

Unrecognized tax benefits at end of year	$1,445	$1,445

Income tax expense (benefit) consists of the following (thousands of dollars):

Year Ended December 31,	2010	2009	2008
Current:
Federal	$4,204	$(1,020)	$5,420
State	4,442	3,101	1,106

	8,646	2,081	6,526

Deferred:
Federal	44,778	41,410	32,569
State	1,501	1,426	1,740

	46,279	42,836	34,309

Total income tax expense	$54,925	$44,917	$40,835

Deferred income tax expense (benefit) consists of the following significant components (thousands of dollars):

Year Ended December 31,	2010	2009	2008
Deferred federal and state:
Property-related items	$43,420	$46,201	$53,978
Purchased gas cost adjustments	(315)	(4,167)	(15,918)
Employee benefits	8,753	(452)	(1,884)
All other deferred	(4,711)	2,122	(999)

Total deferred federal and state	47,147	43,704	35,177
Deferred ITC, net	(868)	(868)	(868)

Total deferred income tax expense	$46,279	$42,836	$34,309

The consolidated effective income tax rate for the period ended December 31, 2010 and the two prior periods differ from the federal statutory income tax rate. The sources of these differences and the effect of each are summarized as follows:

Year Ended December 31,	2010	2009	2008
Federal statutory income tax rate	35.0%	35.0%	35.0%
Net state taxes	2.8	2.5	2.4
Property-related items	0.2	0.2	0.2
Effect of income tax settlements	(0.3)	(0.2)	(0.9)
Tax credits	(0.5)	(0.7)	(0.9)
Company owned life insurance	(2.3)	(2.5)	4.0
All other differences	(0.2)	(0.3)	0.3

Consolidated effective income tax rate	34.7%	34.0%	40.1%

Deferred tax assets and liabilities consist of the following (thousands of dollars):

December 31,	2010	2009
Deferred tax assets:
Deferred income taxes for future amortization of ITC	$4,280	$4,817
Employee benefits	31,384	41,877
Alternative minimum tax credit	15,495	19,894
Interest rate swap	6,973	—
Other	8,026	7,129

	66,158	73,717

Deferred tax liabilities:
Property-related items, including accelerated depreciation	500,216	456,795
Regulatory balancing accounts	836	1,151
Property-related items previously flowed through	3,910	5,014
Unamortized ITC	6,860	7,728
Debt-related costs	4,824	5,011
Other	8,094	11,721

	524,740	487,420

Net deferred tax liabilities	$458,582	$413,703

Current	$(8,046)	$(22,410)
Noncurrent	466,628	436,113

Net deferred tax liabilities	$458,582	$413,703

Derivatives and Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Derivatives and Fair Value Measurements
Derivatives and Fair Value Measurements

Note 13 – Derivatives and Fair Value Measurements

Derivatives.    In managing its natural gas supply portfolios, Southwest has historically entered into fixed- and variable-price contracts, which qualify as derivatives. Southwest also utilizes fixed-for-floating swap contracts ("Swaps") to supplement its fixed-price contracts. The fixed-price contracts, firm commitments to purchase a fixed amount of gas in the future at a fixed price, qualify for the normal purchases and normal sales exception that is allowed for contracts that are probable of delivery in the normal course of business and are exempt from fair value reporting. The variable-price contracts have no significant market value. The Swaps are recorded at fair value.

The fixed-price contracts and Swaps are utilized by Southwest under its volatility mitigation programs to effectively fix the price on a portion (ranging from 25 percent to 50 percent, depending on the jurisdiction) of its natural gas portfolios. The maturities of the Swaps highly correlate to forecasted purchases of natural gas, during time frames ranging from January 2011 through October 2012. Under such contracts, Southwest pays the counterparty at a fixed rate and receives from the counterparty a floating rate per MMBtu ("dekatherm") of natural gas. Only the net differential is actually paid or received. The differential is calculated based on the notional amounts under the contracts (approximately 14.2 million dekatherms at December 31, 2010 and 13.6 million dekatherms at December 31, 2009). Southwest does not utilize derivative financial instruments for speculative purposes, nor does it have trading operations.

The following table sets forth the gains and (losses) recognized on the Company's Swaps (derivatives) for the years ended December 31, 2010, 2009, and 2008 and their location in the income statements (thousands of dollars):

Derivatives not designated as hedging instruments:

	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		Year Ended December 31, 2010		Year Ended December 31, 2009		Year Ended December 31, 2008
Swaps	Net cost of gas sold	$(27,690)		$(4,391)		$(18,351)
Swaps	Net cost of gas sold	27,690	*	4,391	*	18,351	*

Total		$—		$—		$—

* Represents the impact of regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities.

In January 2010, Southwest entered into two forward starting interest rate swaps ("FSIRS") to hedge the risk of interest rate variability during the period leading up to the planned issuance of fixed-rate debt to replace  $200 million of debt maturing in February 2011 and  $200 million maturing in May 2012. The counterparties to each agreement are four major banking institutions. The first FSIRS was a designated cash flow hedge and had a notional amount of  $125 million. It terminated in December 2010 concurrent with the related issuance of  $125 million 4.45% 10-year Senior Notes. At settlement of the first FSIRS, Southwest paid an aggregate  $11.7 million to the counterparties. The second FSIRS has a notional amount of  $100 million (with Southwest as the fixed-rate payer at a rate of 4.78%) and has a mandatory termination date on or before March 20, 2012.

Southwest previously designated the second FSIRS agreement as a cash flow hedge of forecasted future interest payments. At the inception of the hedge, the terms of the derivative were the same as a perfect hypothetical derivative; thus, there is an expectation that there will be no ineffectiveness, and that the effective portion of unrealized gains and losses on the FSIRS leading up to the forecasted debt issuance will be reported as a component of other comprehensive income. At termination, the final value will be reclassified from accumulated other comprehensive income into earnings over the terms of the debt issuance which is the same period the hedged forecasted transaction affects earnings. However, should conditions occur that indicate the existence of ineffectiveness (e.g., deterioration of counterparty creditworthiness, delay in the forecasted debt issuances, etc.), Southwest will measure ineffectiveness by comparing changes in the fair value of the FSIRS with changes in the fair value of a hypothetical swap (the hypothetical derivative method). Gains and losses due to ineffectiveness will be recognized immediately in earnings. At December 31, 2010, the remaining FSIRS continued to qualify as an effective hedge. There was no gain or (loss) reclassified from accumulated other comprehensive income ("AOCI") into income (effective portion) and no gain or (loss) recognized in income (ineffective portion) for the Company's second derivative designated as a hedging instrument.

The following table sets forth the gains and (losses) on a before-tax basis recognized on the Company's FSIRS (thousands of dollars):

Derivatives designated as hedging instruments:

Gains (losses) on derivatives in cash flow hedging relationships:

Gains (losses) on interest rate swaps — FSIRS
Year Ended December 31, 2010
Amount of Gain or (Loss) on Unrealized FSIRS Recognized in Other Comprehensive Income on Derivative (Effective Portion)	$(6,755)
Amount of Gain or (Loss) on Realized FSIRS Recognized in Other Comprehensive Income on Derivative	(11,691)

Total	$(18,446)

There were no gains or (losses) on derivatives designated as cash flow hedging instruments for the years ended December 31, 2009 and 2008.

The following table sets forth the fair values of the Company's Swaps and FSIRS and their location in the balance sheets (thousands of dollars):

Fair values of derivatives not designated as hedging instruments:

December 31, 2010	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Deferred charges and other assets	$656	$—	$656
Swaps	Other current liabilities	65	(11,547)	(11,482)

Total		$721	$(11,547)	$(10,826)

December 31, 2009	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Deferred charges and other assets	$85	$(27)	$58
Swaps	Prepaids and other current assets	2,921	(361)	2,560
Swaps	Other current liabilities	309	(1,730)	(1,421)
Swaps	Other deferred credits	25	(100)	(75)

Total		$3,340	$(2,218)	$1,122

Fair values of derivatives designated as hedging instruments:
December 31, 2010	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
FSIRS	Other deferred credits	$—	$(6,755)	$(6,755)

There were no derivatives designated as hedging instruments at December 31, 2009.

The estimated fair values of the Swaps were determined using future natural gas index prices (as more fully described below). The Company has master netting arrangements with each counterparty that provide for the net settlement of all contracts through a single payment. As applicable, the Company has elected to reflect the net amounts in its balance sheets.

Pursuant to regulatory deferral accounting treatment for rate-regulated entities, Southwest records the unrealized gains and losses in fair value of the Swaps as a regulatory asset and/or liability. When the Swaps mature, Southwest reverses any prior positions held and records the settled position as an increase or decrease of purchased gas under the related purchased gas adjustment ("PGA") mechanism in determining its deferred PGA balances. During the year ended December 31, 2010, Southwest paid counterparties  $16.6 million in settlement of matured Swaps and received  $831,000 from counterparties in settlement of matured Swaps. During the years ended December 31, 2009 and 2008, Southwest paid counterparties  $19.7 million and  $4.2 million, respectively, in settlements of matured Swaps. Neither changes in the fair value of the Swaps nor realized amounts have a direct effect on earnings or other comprehensive income.

At December 31, 2010, regulatory assets/liabilities offsetting the amounts in the above table were recorded in Prepaids and other current assets ( $11.5 million) and Other deferred credits ( $656,000). At December 31, 2009, regulatory assets/liabilities offsetting the amounts in the balance sheet were recorded in Prepaids and other current assets ( $1.4 million), Other current liabilities ( $2.6 million), Other deferred credits ( $58,000), and Deferred charges and other assets ( $75,000).

Fair Value Measurements.    The estimated fair values of Southwest's Swaps were determined at December 31, 2010 and 2009 using NYMEX futures settlement prices for delivery of natural gas at Henry Hub, adjusted by the price of New York Mercantile Exchange ("NYMEX") ClearPort basis Swaps, which reflect the difference between the price of natural gas at a given delivery basin and the Henry Hub pricing points. These Level 2 inputs are observable in the marketplace throughout the full term of the Swaps, but have been credit-risk adjusted with no significant impact to the overall fair value measure.

The estimated fair value of Southwest's FSIRS was determined using a discounted cash flow model that utilizes forward interest rate curves. The inputs to the model are the terms of the FSIRS. These Level 2 inputs are observable in the marketplace throughout the full term of the FSIRS, but have been credit-risk adjusted with no significant impact to the overall fair value measure.

See Note 10 – Pension and Other Postretirement Benefits for definitions of the levels of the fair value hierarchy. The following table sets forth, by level within the fair value hierarchy, the Company's financial asset and liability derivatives that were accounted for at fair value:

Level 2 - Significant other observable inputs

(Thousands of dollars)	December 31, 2010	December 31, 2009

Assets at fair value:
Prepaids and other current assets — swaps	$—	$2,560
Deferred charges and other assets — swaps	656	58

Liabilities at fair value:
Other current liabilities — swaps	(11,482)	(1,421)
Other deferred credits — swaps	—	(75)
Other deferred credits — FSIRS	(6,755)	—

Net Assets (Liabilities)	$(17,581)	$1,122

No financial assets or liabilities accounted for at fair value fell within Level 1 or Level 3 of the fair value hierarchy.

Related Tax Effects of Designated Hedging Activities Allocated to Each Component of Other Comprehensive Income

	2010
	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount
(Thousands of dollars)
FSIRS:
Unrealized/realized loss	$(18,446)	$7,010	$(11,436)
Amounts reclassified into net income	97	(37)	60

Other comprehensive (income) loss	$(18,349)	$6,973	$(11,376)

(1)	Tax amounts are calculated using a 38 percent rate.

There were no FSIRS for the years ended December 31, 2009 and 2008.

See Note 5 – Accumulated Other Comprehensive Income for more information on the FSIRS.

Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information
Segment Information

Note 14 – Segment Information

Company operating segments are determined based on the nature of their activities. The natural gas operations segment is engaged in the business of purchasing, transporting, and distributing natural gas. Revenues are generated from the sale and transportation of natural gas. The construction services segment is engaged in the business of providing utility companies with trenching and installation, replacement, and maintenance services for energy distribution systems.

The accounting policies of the reported segments are the same as those described within Note 1 - Summary of Significant Accounting Policies. NPL accounts for the services provided to Southwest at contractual (market) prices. At December 31, 2010 and 2009, accounts receivable for these services totaled  $8.1 million and  $5.3 million, respectively, which were not eliminated during consolidation.

The financial information pertaining to the natural gas operations and construction services segments for each of the three years in the period ended December 31, 2010 is as follows (thousands of dollars):

2010	Gas Operations	Construction Services	Adjustments (a)	Total
Revenues from unaffiliated customers	$1,511,907	$257,213		$1,769,120
Intersegment sales	—	61,251		61,251

Total	$1,511,907	$318,464		$1,830,371

Interest revenue	$158	$36		$194

Interest expense	$77,025	$564		$77,589

Depreciation and amortization	$170,456	$20,007		$190,463

Income tax expense	$47,073	$7,852		$54,925

Segment income	$91,382	$12,495		$103,877

Segment assets	$3,845,111	$139,082		$3,984,193

Capital expenditures	$188,379	$27,060		$215,439

2009	Gas Operations	Construction Services	Adjustments (a)	Total
Revenues from unaffiliated customers	$1,614,843	$226,407		$1,841,250
Intersegment sales	—	52,574		52,574

Total	$1,614,843	$278,981		$1,893,824

Interest revenue	$189	$82		$271

Interest expense	$81,822	$1,179		$83,001

Depreciation and amortization	$166,850	$23,232		$190,082

Income tax expense	$40,451	$4,466		$44,917

Segment income	$79,420	$8,062		$87,482

Segment assets	$3,782,913	$124,755	$(1,376)	$3,906,292

Capital expenditures	$212,919	$4,066		$216,985

2008	Gas Operations	Construction Services	Adjustments (a)	Total
Revenues from unaffiliated customers	$1,791,395	$290,218		$2,081,613
Intersegment sales	—	63,130		63,130

Total	$1,791,395	$353,348		$2,144,743

Interest revenue	$2,107	$105		$2,212

Interest expense	$90,825	$1,823		$92,648

Depreciation and amortization	$166,337	$27,382		$193,719

Income tax expense	$35,600	$5,235		$40,835

Segment income	$53,747	$7,226		$60,973

Segment assets	$3,680,327	$140,057		$3,820,384

Capital expenditures	$279,254	$20,963		$300,217

(a) Construction services segment assets include income taxes payable of  $1.4 million in 2009, which were netted against gas operations segment income taxes receivable, net during consolidation.

Quarterly Financial Data	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data
Quarterly Financial Data

Note 15 - Quarterly Financial Data (Unaudited)

	Quarter Ended
	March 31	June 30	September 30	December 31
(Thousands of dollars, except per share amounts)
2010
Operating revenues	$668,751	$385,825	$307,683	$468,112
Operating income	121,732	24,031	184	86,170
Net income (loss)	64,648	(933)	(4,823)	44,985
Basic earnings (loss) per common share*	1.43	(0.02)	(0.11)	0.99
Diluted earnings (loss) per common share*	1.42	(0.02)	(0.11)	0.98

2009
Operating revenues	$689,862	$387,648	$317,509	$498,805
Operating income	102,729	14,685	522	90,455
Net income (loss)	49,981	(594)	(8,297)	46,392
Basic earnings (loss) per common share*	1.13	(0.01)	(0.18)	1.03
Diluted earnings (loss) per common share*	1.12	(0.01)	(0.18)	1.02

2008
Operating revenues	$813,607	$447,304	$374,422	$509,410
Operating income	104,685	18,256	2,900	82,021
Net income (loss)	49,152	(2,725)	(16,686)	31,232
Basic earnings (loss) per common share*	1.14	(0.06)	(0.38)	0.71
Diluted earnings (loss) per common share*	1.14	(0.06)	(0.38)	0.71

*	The sum of quarterly earnings (loss) per average common share may not equal the annual earnings (loss) per share due to the ongoing change in the weighted-average number of common shares outstanding.

The demand for natural gas is seasonal, and it is the opinion of management that comparisons of earnings for the interim periods do not reliably reflect overall trends and changes in the operations of the Company. Also, the timing of general rate relief can have a significant impact on earnings for interim periods. See Management's Discussion and Analysis for additional discussion of operating results.